Investments - Other Investments (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance		$ 7.6	$ 7.6	$ 6.2	$ 6.2	$ 3.9
Investment in the period			0.0		0.4	2.0
Closing value of investment, ending balance					7.6	6.2
Investment in Multiline reinsurer			0.0		0.0	0.0
Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments			0.5		1.0	0.3
MVI
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance		1.0	1.0	0.8	0.8	0.5
Investment in the period	$ 0.8		0.0	0.4	0.0	0.4
Closing value of investment, ending balance			1.1		1.0	0.8
Investment in Multiline reinsurer			0.0		0.0	0.0
MVI | Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments			0.1		0.2	(0.1)
Multi-Line Insurer
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance		6.4	6.4	5.2	5.2	3.2
Investment in the period		0.0	0.0		0.4	1.6
Closing value of investment, ending balance			6.8		6.4	5.2
Investment in Multiline reinsurer			0.0		0.0	0.0
Multi-Line Insurer | Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments			0.4		0.8	0.4
Digital Re
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance		$ 0.2	0.2	$ 0.2	0.2	0.2
Investment in the period			0.0		0.0	0.0
Closing value of investment, ending balance			0.2		0.2	0.2
Investment in Multiline reinsurer			0.0		0.0	0.0
Digital Re | Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments			$ 0.0		$ 0.0	$ 0.0